Parent Company, Other shareholders, Associates and Other Related Parties Balances and Tansactions - Disclosure of Transactions Between the Group and Parent Companies, Associates and Related Parties (Detail) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
InterCement Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Purchase of Goods and Services	$ (131)	$ (15,162)	$ (162,993)
InterCement Portugal, S.A. [member]
Disclosure of transactions between related parties [line items]
Purchase of Goods and Services	(228,921)	(439,972)	(480,832)
InterCement Trading e Inversiones S.A. [member]
Disclosure of transactions between related parties [line items]
Purchase of Goods and Services			(123,437)
Services provided	47,147	$ 110,628	100,334
Sacopor S.A. [member]
Disclosure of transactions between related parties [line items]
Purchase of Goods and Services			$ 551
Intercement Participações S.A.[member]
Disclosure of transactions between related parties [line items]
Purchase of Goods and Services	(213,919)
Services provided	$ 47,134